LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES
NOTE 4-         LEASES

On January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements at the beginning period of adoption.

The Company leases, approximately 900 square meters at a facility located in Isfiya, Israel under an operating lease agreement expiring on May 31, 2022. In addition, the Company leases vehicles under various operating lease agreements.

As of June 30, 2020, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totalled $347 and $325, respectively.

Supplemental cash flow information related to operating leases was as follows:

Six Months Ended June 30, 2020
Cash payments for operating leases	$113

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of June 30, 2020, the Company’s operating leases had a weighted average remaining lease term of 1.8 years and a weighted average borrowing rate of approximately 5%. Upon adoption of ASC 842, discount rates for existing operating leases were established as of January 1, 2019. Future lease payments under operating leases as of June 20, 2020 were as follows:

Operating
Leases
Remainder of 2020	$103
2021	$179
2022	$56
2023	$-
Total future lease payments	$338
Less imputed interest	(13)
Total lease liability balance	$325